Summary of Significant Accounting Policies and Practices - Schedule of Gains or Losses Resulting from Foreign Currency Transactions (Details) - Hong Kong [Member]	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Average rate [Member]
Schedule of Gains or Losses Resulting form Foreign Currency Transactions [Line Items]
Foreign currency transaction rate	7.7957	7.8029	7.8287
Year-end spot rate [Member]
Schedule of Gains or Losses Resulting form Foreign Currency Transactions [Line Items]
Foreign currency transaction rate	7.7821	7.77	7.8125